SHARE CAPITAL (Detail) - Summary Of Fully-Exercisable Share Purchase Warrants - $ / shares	12 Months Ended
	Apr. 30, 2015	Oct. 31, 2015
Equity [Abstract]
Share Purchase Warrants, Number Outstanding	24,555,595	25,598,349
Share Purchase Warrants, Weighted Average Exercise Price	$ 0.37	$ 0.37
Share Purchase Warrants, Issued in Period	1,042,754
Share Purchase Warrants, Issued in Period, Weighted Average Exercise Price	$ 0.25